Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal tax at statutory rate					$ (1,890,139)	$ (1,280,444)
State taxes					(1,486,387)	(22,915)
Change in valuation allowance					5,861,012	1,080,617
Acquired intangibles					(2,141,859)	0
Nondeductible					(481,252)	0
Other					122,842	224,342
Total income tax expense (benefit)	$ 2,782	$ 0	$ 2,782	$ 0	$ (15,783)	$ 1,600